Cover	Oct. 28, 2025
Cover [Abstract]
Amendment Flag	false
Central Index Key	0000817720
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Registrant Name	SYNAPTICS INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	000-49602
Entity Tax Identification Number	77-0118518
Entity Address, Address Line One	1109 McKay Drive
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	904-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	SYNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA